Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Registrant Name	dei_EntityRegistrantName	BLACKROCK ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001761055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2025
Prospectus Date	rr_ProspectusDate	Nov. 27, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A